17010129

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

MAR 13 2017

Washington, DC 20549

CERT NAS

File No. 001-35330

By Electronic Mail

March 13, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on March 13, 2017 The Nasdaq Stock Market (the "Exchange") received from Lilis Energy, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery